Organization and Operations (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 13,839	$ 8,745	$ 31,243	$ 22,399
Accumulated deficit	88,903		88,903		$ 57,660
Cash	$ 600		$ 600